Company Information (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 21, 2023	Dec. 21, 2023	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 20, 2023
Incurred losses from operations			$ 6,091	$ 7,828	$ 14,924	$ 22,458	$ 37,693	$ 46,395
Negative cash flows from operations					9,017	$ 1,516	10,113	18,388
Cash on hand			2,563		2,563		3,273	266
Accumulated deficit			$ 166,566		$ 166,566		$ 150,588	$ 104,457
Gross proceeds	$ 21,014
Cash held in trust account	$ 1,264	$ 1,264
Common stock price per share									$ 0.10
Common Class A [Member]
Common stock price per share	$ 10.00	$ 10.00
Mobix Labs Inc [Member]
Private investment in public equity		$ 19,750